SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 1,294,829,413	$ 1,898,922,106	$ 1,495,509,056
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	656,459,728	1,233,200,690	1,193,448,513
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	422,038,906	795,265,303	623,375,655
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	71,982,482	203,266,238	251,777,174
Czech
Revenues generated by geographic location of customers' headquarter
Total net revenues	8,059,076	8,421,667	102,194,745
Italy
Revenues generated by geographic location of customers' headquarter
Total net revenues	26,275,635	126,607,507	185,170,195
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	128,103,629	99,639,975	30,930,744
America
Revenues generated by geographic location of customers' headquarter
Total net revenues	342,252,612	334,918,706	115,694,112
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	254,096,258	192,380,838	92,707,388
Canada
Revenues generated by geographic location of customers' headquarter
Total net revenues	86,327,618	142,537,868	22,986,724
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,828,736
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Total net revenues	296,117,073	330,802,710	186,366,431
China
Revenues generated by geographic location of customers' headquarter
Total net revenues	89,120,632	128,856,693	45,482,615
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	22,523,243	59,809,538
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	120,248,386	97,550,677	32,667,658
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 64,224,812	$ 44,585,802	$ 108,216,158